Commitments and Contingencies (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 31, 2024	Mar. 31, 2024	Mar. 07, 2023
Commitments and Contingencies [Line Items]
Acquired percentage		51.00%	51.00%
Contingent consideration			$ 2.5
Uncommitted acquisition costs		$ 1.0
Sri Sai [Member]
Commitments and Contingencies [Line Items]
Acquired percentage		51.00%
Contingent consideration		$ 2.5
Capital investment		$ 7.5
Event after reporting period [Member]
Commitments and Contingencies [Line Items]
Capital investment	$ 6.0
Event after reporting period [Member] | Sri Sai [Member]
Commitments and Contingencies [Line Items]
Capital investment	$ 2.0